                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 2

                              FORM 13F/A COVER PAGE


               Report for the Quarter Ended September 30, 2000.

Check here if Amendment [ X ]; Amendment Number: 2
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     July 2, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           11

Form 13F Information Table Value Total:           $89,457


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                           FORM 13F INFORMATION TABLE

                         TITLE                                                                           VOTING AUTHORITY
                          OF                 VALUE     SHARES/     SH/   PUT/   INVSTMT     OTHER    --------------------------
NAME OF ISSUER           CLASS    CUSIP    (X$1,000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------           -----  ---------  --------   ----------   ---   ----   --------  ---------  ---------  -------  ------
AT & T CDA INC           DEPS   00207Q202    28,240      925,900   SH             SOLE                 925,900
                         RCPT CL
                         B
IBASIS INC               COM    450732102     3,096      195,000   SH     PUT     SOLE                 195,000
INTERNET CAPITAL GROUP   COM    46059C106    20,925    1,200,000   SH             SOLE               1,200,000
MOTIENT CORP             COM    619908106    23,572    1,668,800   SH             SOLE               1,668,800
MPOWER COMMUNICATIONS    CON    62473J205     3,736      241,000   SH             SOLE                 241,000
 CORP                    PFD
NETRATINGS INC           COM    64116M108       919       49,000   SH             SOLE                  49,000
RHYTHMS NETCONNECTIONS   COM    762430205       738      100,000   SH             SOLE                 100,000
 INC
RITE AID CORP            COM    767754104     2,900      725,000   SH     PUT     SOLE                 725,000
VIATEL INC               COM    925529208     2,204      215,000   SH             SOLE                 215,000
VIATEL INC               COM    925529208     2,409      235,000   SH     CALL    SOLE                 235,000
VIATEL INC               COM    925529208       718       70,000   SH     PUT     SOLE                  70,000